Borrowings - Changes in borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Balances at the beginning of the year	$ 1,439,603	$ 1,344,817
Loans obtained	371,951	396,504
Loans repaid	(328,775)	(266,839)
Interest paid	(111,387)	(86,108)	$ (41,149)
Accrued interest for the year	115,093	114,710
Debt renegotiation expenses capitalization	(2,011)	(20,439)	(10,975)
Translation differences and inflation adjustment	(19,037)	(43,042)
Balances at the end of the year	$ 1,465,437	$ 1,439,603	$ 1,344,817